Stockholders’ Deficit	12 Months Ended
Dec. 31, 2022
Equity [Abstract]
Stockholders’ Deficit

Note 6 – Stockholders’ Deficit

Common Stock

2022

On February 9, 2022, the Company extended the maturity of a convertible note to May 10, 2022. In consideration of the extension, the Company issued the debtholder 180,000 shares of common stock valued at $54,000.

On May 11, 2022, the Company agreed to a second amendment to extend the maturity of the AJB note to August 10, 2022. In consideration for the extension, the Company issued 233,334 shares of common stock at a price of $0.30 per share for a total value of $70,000.

On August 9, 2022, the Company agreed to a third amendment to extend the maturity of the AJB note to November 9, 2022. In consideration for the extension, the Company issued 233,334 shares of common stock at a price of $0.24 per share for a total value of $56,000.

During the year ended December 31, 2022, the Company issued Gregory Schifrin 250,000 shares related to the Clearwater acquisition and 537,715 shares for services provided in 2022.

2021

On February 10, 2021, the Company issued 266,667 common shares as a commitment fee. The shares were valued at $0.92, the closing price of the Company’s stock on February 10, 2021. During the year ended December 31, 2021, the Company recognized $245,334 of stock-based compensation related to this issuance.

On August 6, 2020, the Company entered into a one-year investor relations consulting agreement. As consideration for its services under the Agreement, the Company agreed to pay to the consultant 261,538 restricted shares of the Company’s common stock. The shares were valued at $1.56, the closing price of the Company’s stock on August 6, 2020. During the year ended December 31, 2021, the Company issued the 261,538 shares related to this agreement, settled the prior year accrual of $136,000 for 2020 services and recognized $272,000 of stock-based compensation for services provided during the year ended December 31, 2021.

During the year ended December 31, 2021, the Company received net proceeds of $10,000 from the exercise of 50,000 warrants. On July 15, 2020, the Company issued 500,000 shares for services rendered pursuant to two investor relations agreements: 200,000 shares under a Services Agreement and 300,000 shares under a Consulting Agreement. The shares were valued at $1.29, the closing price of the Company’s stock on July 15, 2020. The Services Agreement is $7,500 per month and has a term of twelve months The Consulting Agreement is $7,500 per month and has an initial term of six months. If the Consulting Agreement is not terminated at least thirty days prior to the end of the initial term, the term will continue for an additional six months. During the year ended December 31, 2021 the Company recognized $322,250 of expense related to these shares.

Preferred Stock

In September 2020, the Company established a Series B Convertible Preferred Stock (“Series B Preferred”) and authorized an aggregate of 5,000 shares with a par value of $0.001 per share and a stated value of $1,250.00 per share. The holders of outstanding Series B Preferred shall be entitled to receive dividends at the annual rate of 10% based on the stated value per share. Dividends on the share of Series B Preferred shall be cumulative.

During the year ended December 31, 2021, the Company accrued $80,112 for the Series A preferred stock dividend.

Effective May 31, 2021, the Company received notices of Conversion from five of its Series A Convertible Preferred stockholders that they had elected to convert a total of 192,269 shares of Series A Convertible Preferred Stock into an aggregate of 1,922,690 shares of Common Stock and $356,123 in accrued but unpaid dividends on the Series A Shares into an aggregate of 356,123 shares of Common Stock Each share of Series A Convertible Preferred Stock was convertible into ten shares of Common Stock. The Conversion Price of the Dividend Shares was $1.00 per share. On June 30, 2021, the Company issued 2,278,804 shares of common stock for the conversion of preferred stock and accrued dividends.

Stock Warrants, Stock Options and the 2017 Equity Incentive Plan:

Under the 2017 Equity Incentive Plan, the Company is authorized to grant rights to acquire up to a maximum of 200,000 shares of common stock. The 2017 Plan provides for the grant of (1) both incentive and nonstatutory stock options, (2) stock bonuses, (3) rights to purchase restricted stock and (4) stock appreciation rights. As of December 31, 2021, the Company had 128,000 shares available for future grant.

On September 15, 2020, John Gibbs, a related party, transferred 330,000 warrants to purchase common stock back to the Company. The warrants were accounted for as if they were returned and re-granted. Deepak Malhotra, a member of the board, received 300,000 of the transferred warrants as compensation for services to be performed over a one year term. The warrants were valued $386,764 and will recognized over the one year service period. During the year ended December 31, 2021, the Company recognized $257,842 of expense related to the issuance of these warrants. Mr. Malhotra exercised 50,000 warrants in the third quarter of 2020. On May 31, 2021, Mr. Malhotra’s remaining 250,000 warrants were extended until May 31, 2022. The incremental value of the warrant modification of $194,687 will be recorded over the remaining service period ending September 30, 2021. During the year ended December 31, 2021, the Company recognized $194,687 of expense related to the warrant modification.

In May 2021, John Gibbs, a related party, transferred 75,000 warrants and five other warrant holders transferred 1,310,000 warrants to purchase common stock to various other holders. The transferred warrants were all set to expire on May 31, 2021 and had an exercise price of $0.20. In May 2021, 1,185,000 of the warrants were exercised resulting in proceeds to the Company of $237,000. On May 31, 2021 the remaining 200,000 transferred warrants were extended to May 31, 2022. These remaining warrants were exercised in June 2021 and resulted in proceeds to the Company of $40,000.

Stock option activity within the 2017 Equity Incentive Plan and warrant activity outside the plan, for the years ended December 31, 2022 and 2021 is as follows:

	Stock Options		Stock Warrants
	Shares	Weighted Average Exercise Price	Shares	Weighted Average Exercise Price
Outstanding at December 31, 2020	72,000	$2.00	1,858,635	$0.67
Granted	–	–	–	–
Cancelled	–	–	–	–
Expired	–	–	–	–
Exercised	–	–	(1,435,000)	0.20
Outstanding at December 31, 2021	72,000	2.00	423,635	0.28
Granted	–	–	–	–
Cancelled	–	–	–	–
Expired	–	–	(306,135)	0.20
Exercised	–	–	–	–
Outstanding at December 31, 2022	72,000	$2.00	117,500	$0.50
Exercisable at December 31, 2022	72,000	$2.00	117,500	$0.50

As of December 31, 2022, the outstanding stock options have a weighted average remaining term of 4.82 years and had no intrinsic value, and the outstanding stock warrants have a weighted average remaining term of 2.43 years and had no intrinsic value. As of December 31, 2021, the outstanding stock options have a weighted average remaining term of 5.82 years and has no intrinsic value, and the outstanding stock warrants have a weighted average remaining term of 1.25 years and an intrinsic value of $104,550.